Acquisitions, Goodwill and Other Intangible Assets (Other Intangible Assets, Net) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Acquisitions, Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets subject to amortization	$ 13,725	$ 13,707
Indefinite-lived intangible assets	130	160
Total	$ 13,855	$ 13,867